Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Amortization of capitalized software development costs	$ 6,558	$ 5,668	$ 4,859